STOCK OPTIONS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Expected volatility	75.52%
Expected option life in years	10 years	10 years
Minimum [Member]
Statement [Line Items]
Share price	$ 0.40	$ 1.75	$ 1.81
Exercise price	$ 0.38	$ 1.75	$ 1.81
Risk-free interest rate	2.93%	1.60%	1.12%
Expected volatility	116.39%	107.05%	81.34%
Expected option life in years			4 years
Maximum [Member]
Statement [Line Items]
Share price	$ 1.30	$ 1.83	$ 2.86
Exercise price	$ 3.43	$ 1.83	$ 2.86
Risk-free interest rate	3.57%	1.64%	1.67%
Expected volatility	119.84%	107.47%	106.56%
Expected option life in years			10 years